Shareholders Equity (Narrative) (Details) (CAD)	12 Months Ended
Feb. 28, 2015 Y
Shareholders Equity 1	41,008
Shareholders Equity 2	175,094
Shareholders Equity 3	11.17
Shareholders Equity 4	458,129
Shareholders Equity 5	283,035
Shareholders Equity 6	48,348
Shareholders Equity 7	224,992
Shareholders Equity 8	11.23
Shareholders Equity 9	542,955
Shareholders Equity 10	317,963
Shareholders Equity 11	326,187
Shareholders Equity 12	1,544,342
Shareholders Equity 13	11.34
Shareholders Equity 14	3,694,332
Shareholders Equity 15	2,149,990
Shareholders Equity 16	20.00%
Shareholders Equity 17	10
Shareholders Equity 18	45,158
Shareholders Equity 19	38,372
Shareholders Equity 20	22,200
Shareholders Equity 21	606,060
Shareholders Equity 22	1,197,000
Shareholders Equity 23	945,640
Shareholders Equity 24	606,060
Shareholders Equity 25	1,193,000
Shareholders Equity 26	936,711
Shareholders Equity 27	0
Shareholders Equity 28	72,767
Shareholders Equity 29	83,600
Shareholders Equity 30	473,833